Income Taxes (Tables)	12 Months Ended
Mar. 31, 2014
Income Tax Disclosure [Abstract]
Components of Income Tax Benefit (Expense)
Income tax benefit (expense) consists of the following components:

	Years Ended 31 March
(Millions of US dollars)	2014	2013	2012

Income from operations before income taxes:
Domestic	$141.6	$110.6	$97.1
Foreign	(87.0)	(76.9)	54.0

Total income before income taxes	$54.6	$33.7	$151.1

Income tax benefit (expense):
Current:
Domestic	$(8.9)	$(5.3)	$(2.5)
Foreign	44.6	(14.7)	454.3

Current income tax benefit (expense)	35.7	(20.0)	451.8

Deferred:
Domestic	(3.3)	0.7	(4.2)
Foreign	12.5	31.1	5.6

Deferred income tax benefit	9.2	31.8	1.4

Total income tax benefit	$44.9	$11.8	$453.2

Reconciled Tax at Statutory Rates

Income tax benefit (expense) is reconciled to the tax at the statutory rates as follows:

	Years Ended 31 March
(Millions of US dollars)	2014	2013	2012
Income tax benefit (expense) at statutory tax rates	$6.2	$8.8	$(28.4)
US state income taxes, net of the federal benefit	(1.8)	(0.1)	(0.8)
Asbestos - effect of foreign exchange	30.2	(0.3)	(1.9)
Expenses not deductible	(2.1)	(2.0)	(0.7)
Non-assessable items	0.6	1.8	0.4
Repatriation of foreign earnings	-	2.7	(0.1)
Amortisation of intangibles	1.7	2.0	1.7
Taxes on foreign income	(2.9)	(1.6)	2.6
Tax assessment in dispute	10.7	-	478.4
Other items	2.3	0.5	2.0

Total income tax benefit	$44.9	$11.8	$453.2

Effective tax rate	(82.2% )	(35.0% )	(299.9% )

Deferred Tax Assets and Liabilities

Deferred tax balances consist of the following components:

	31 March
(Millions of US dollars)	2014	2013
Deferred tax assets:
Asbestos liability	$471.8	$452.7
Other provisions and accruals	52.5	56.5
Net operating loss carryforwards	12.8	18.9
Foreign tax credit carryforwards	135.4	123.9
Capital loss carryforwards	-	34.5

Total deferred tax assets	672.5	686.5
Valuation allowance	(142.4)	(165.1)

Total deferred tax assets, net of valuation allowance	530.1	521.4

Deferred tax liabilities:
Depreciable and amortisable assets	(111.2)	(110.8)
Other	(6.9)	(7.8)

Total deferred tax liabilities	(118.1)	(118.6)

Net deferred tax assets	$412.0	$402.8

Reconciliation of Unrecognised Tax Benefits and Interest and Penalties

A reconciliation of the beginning and ending amount of unrecognised tax benefits and interest and penalties are as follows:

(US$ millions)	Unrecognised tax benefits	Interest and Penalties

Balance at 31 March 2011	$185.5	$196.3

Additions for tax positions of the current year	0.2	-
Additions for tax positions of prior year	-	6.1
Settlements paid during the current period	(184.4)	(208.9)
Other reductions for the tax positions of prior periods	(5.2)	-
Foreign currency translation adjustment	6.5	7.4

Balance at 31 March 2012	$2.6	$0.9

Additions for tax positions of the current year	0.1	-
Additions for tax positions of prior year	2.6	(0.1)
Expiration of statute of limitations	(2.8)	(0.7)
Other reductions for the tax positions of prior periods	(1.0)	-

Balance at 31 March 2013	$1.5	$0.1

Additions for tax positions of the current year	0.1	-
Additions for tax positions of prior year	0.1	-
Settlements paid during the current period	(1.2)	-
Other reductions for the tax positions of prior periods	-	(0.1)

Balance at 31 March 2014	$0.5	$-